Taxes (Tables)	6 Months Ended
Dec. 31, 2025
Taxes [Abstract]
Schedule of Income Tax Provision	The income tax provision consisted of the following components:
For the six months ended December 31,
	2025	2024
Current:
Hong Kong	$-	$-

Deferred:
Hong Kong	-	-
Total provision for income taxes	-	-